SCHEDULE OF COMPONENTS OF LEASE EXPENSE (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Leases
Amortization of right-of-use assets - finance lease	$ 96,243	$ 32,081	$ 288,729	$ 32,081	$ 128,324
Interest on lease liabilities - finance lease	21,533	8,634	67,318	8,634	33,838
Operating lease cost	33,198	9,972	93,029	9,972	39,887
Total lease cost	150,974	50,687	449,076	50,687	202,049
Operating cash flows from finance leases	(91,038)		(270,143)	(8,433)	$ (93,238)
Operating cash flows from operating leases	$ (203)		$ (1,235)